Note 13 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Allocated Share-based Compensation Expense	$ 1,742	$ 1,776	$ 5,290	$ 6,082
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	732	257	1,639	4,008
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 1,010	$ 1,519	$ 3,651	$ 2,074